Document and Entity Information	12 Months Ended
Jun. 30, 2022 shares
Entity Listings [Line Items]
Entity Registrant Name	IBEX Ltd
Entity Central Index Key	0001720420
Current Fiscal Year End Date	--06-30
Document Period End Date	Jun. 30, 2022
Document Type	20-F
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38442
Title of 12(b) Security	Common shares
Trading Symbol	IBEX
Security Exchange Name	NASDAQ
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	18,246,391
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Crawford House
Entity Address, Address Line Two	50 Cedar Avenue
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM11
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Deloitte & Touche LLP
Auditor Firm ID	34
Auditor Location	Tampa, Florida
Business Contact [Member]
Entity Listings [Line Items]
Entity Address, Address Line One	1717 Pennsylvania Avenue NW
Entity Address, Address Line Two	Suite 825
Entity Address, City or Town	DC
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	20006
City Area Code	202
Local Phone Number	580-6200
Contact Personnel Name	Robert Dechant